Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	VIRGINIA NATIONAL BANKSHARES CORPORATION
Entity Central Index Key	0001572334
Entity Emerging Growth Company	false
Entity File Number	001-40305
Entity Incorporation State Country Code	VA
Entity Tax Identification Number	46-2331578
Entity Address, Address Line One	404 People Place
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22911
City Area Code	(434)
Local Phone Number	817-8621
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	VABK
Security Exchange Name	NASDAQ